Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2020
3. Net fee and commission income
Total fees in scope of IFRS 15 Revenues from Contracts with Customers

Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.20	£m	£m	£m	£m
Fee type
Transactional	177	968	-	1,145
Advisory	260	46	-	306
Brokerage and execution	654	31	-	685
Underwriting and syndication	1,468	-	-	1,468
Other	35	100	19	154
Total revenue from contracts with customers	2,594	1,145	19	3,758
Other non-contract fee income	57	3	-	60
Fee and commission income	2,651	1,148	19	3,818
Fee and commission expense	(441)	(497)	(1)	(939)
Net fee and commission income	2,210	651	18	2,879

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.19	£m	£m	£m	£m
Fee type
Transactional	185	1,168	-	1,353
Advisory	364	41	-	405
Brokerage and execution	512	24	-	536
Underwriting and syndication	1,240	-	-	1,240
Other	62	124	16	202
Total revenue from contracts with customers	2,363	1,357	16	3,736
Other non-contract fee income	54	-	-	54
Fee and commission income	2,417	1,357	16	3,790
Fee and commission expense	(350)	(611)	-	(961)
Net fee and commission income	2,067	746	16	2,829